Property and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2013
Property and Equipment, net
Schedule of property and equipment, net

		December 31,
	Estimated Useful Life (In Years)
		2013	2012
		(in thousands)
Land and land improvements	10 to 15	$13,907	$13,922
Buildings and improvements	5 to 40	14,323	14,100
Furniture, fixtures and equipment	3 to 7	6,180	4,757

		34,410	32,779
Accumulated depreciation		(9,931)	(8,466)

Property and equipment, net		$24,479	$24,313